Disaggregation of Revenue - Schedule of Other Revenue Consists Mainly Utility Reimbursements and Other Ancillary Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 48,001	$ 29,185	$ 83,205
Sales Type Lease Income [Member]
Disaggregation of Revenue [Line Items]
Revenue		4,735	2,603
Operating Lease Income [Member]
Disaggregation of Revenue [Line Items]
Revenue	8,769	14,474	16,028
Sales of Property [Member]
Disaggregation of Revenue [Line Items]
Revenue	33,900	4,125	58,372
Property Service Income [Member]
Disaggregation of Revenue [Line Items]
Revenue	3,208	3,738	4,096
Other Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 2,124	$ 2,113	$ 2,106